Other Operating Income and Expenses_Details Of Other Operating Income And Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Revenue related to financial assets mandatorily measured at fair value through other comprehensive income
Gain on redemption of financial assets mandatorily measured at fair value through other comprehensive income	₩ 259
Gain on sale of financial assets mandatorily measured at fair value through other comprehensive income	134,875
Sub-total	135,134
Financial assets at amortized cost
Gain on sale of loans at amortized cost	46,877
Sub-total	46,877
Revenue related to available-for-sale financial assets
Gain on redemption of available-for-sale financial assets					₩ 884	₩ 226
Gain on sale of available-for-sale financial assets					113,001	236,344
Reversal for impairment on available-for-sale financial assets						328
Sub-total					113,885	236,898
Revenue related to held-to-maturity financial assets
Gain on redemption of held-to-maturity financial assets					374	0
Sub-total					374	0
Gain on foreign exchange transactions	1,600,161				2,520,168	3,567,560
Dividend income	83,930				276,829	134,989
Others	260,709				325,745	278,827
Total other operating income	2,126,811				3,237,001	4,218,274
Expense on redemption of financial assets mandatorily measured at fair value through other comprehensive income
Losses on redemption of financial assets mandatorily measured at fair value through other comprehensive income	17
Losses on sale of financial assets mandatorily measured at fair value through other comprehensive income	35,864
Sub-total	35,881
Financial assets at amortized cost
Loss on sale of loans at amortized cost	9,006
Sub-total	9,006
Expense related to available-for-sale financial assets
Loss on redemption of available-for-sale financial assets					1,403	0
Loss On Sale Of Available For Sale Financial Assets					174,543	44,360
Impairment on available-for-sale financial assets					47,917	35,216
Sub-total					223,863	79,576
Loss on foreign exchanges transactions	1,539,837				2,472,657	3,303,205
Others	1,672,123				1,442,371	1,251,401
Total other operating expenses	3,256,847				4,138,891	4,634,182
Net other operating expense	₩ (1,130,036)	[1]	$ (1,015,443)		₩ (901,890)	₩ (415,908)

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.